CAPITAL STOCK (Tables)	9 Months Ended
Dec. 31, 2022
Capital Stock
Common shares: Unlimited number of common shares without par value

	Nine Months Ended December 31,
	2022		2021
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	13,349	$158,324	12,084	$130,649
Shares issued in Tarus acquisition	2,426	17,200	–	–
Shares issued in iOx exchange	1,070	9,737	–	–
Excess of non-controlling interest acquired over consideration – iOx	–	29,609	–	–
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	94	900	–	–
Shares issued under public offering and ATM, net of issue costs	88	586	1,241	27,216
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	30	184	–	–
Shares issued or accrued for services	13	90	4	90
Warrants exercised	–	–	16	339
Balance, end of period	17,070	$216,630	13,345	$158,294